Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Components of Accumulated Other Comprehensive Income, Net of Tax
The following tables summarize those reclassification adjustments (net of taxes):

	Year Ended December 31, 2017
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2016	$95.1	$8.6	$103.7
Other comprehensive income before reclassifications	27.8	0.6	28.4
Amounts reclassified from accumulated other comprehensive income	(3.9)	—	(3.9)
Net current-period other comprehensive income	23.9	0.6	24.5
Balance at December 31, 2017	$119.0	$9.2	$128.2

	Year Ended December 31, 2016
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2015	$174.2	$9.3	$183.5
Other comprehensive income (loss) before reclassifications	17.1	(0.3)	16.8
Amounts reclassified from accumulated other comprehensive income	(96.2)	(0.4)	(96.6)
Net current-period other comprehensive loss	(79.1)	(0.7)	(79.8)
Balance at December 31, 2016	$95.1	$8.6	$103.7

	Year Ended December 31, 2015
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2014	$273.5	$10.3	$283.8
Other comprehensive loss before reclassifications	(95.9)	(1.5)	(97.4)
Amounts reclassified from accumulated other comprehensive income	(3.4)	0.5	(2.9)
Net current-period other comprehensive loss	(99.3)	(1.0)	(100.3)
Balance at December 31, 2015	$174.2	$9.3	$183.5

Summary of the Reclassifications Out of Accumulated Other Comprehensive Income
The following tables summarize the reclassifications out of accumulated other comprehensive income:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income			Affected line item in the statement where net income is presented
	Years Ended December 31,
	2017	2016	2015
Unrealized gains on securities	$(6.0)	$(148.0)	$(5.2)	Net realized gains on investments, excluding other-than-temporary impairment losses
	2.1	51.8	1.8	Provision for income taxes
	$(3.9)	$(96.2)	$(3.4)	Net of tax
OTTI	$—	$(0.6)	$0.8	Portion of net (gain) loss recognized in other comprehensive income, before taxes
	—	0.2	(0.3)	Provision for income taxes
	$—	$(0.4)	$0.5	Net of tax
Total reclassifications for the period	$(3.9)	$(96.6)	$(2.9)	Net of tax